Note 7 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Total long-term debt	$ 0	$ 640,155
Less: current portion	0	(572,644)
Long-term debt, net of current portion	0	67,511
Notes Payable to Banks [Member] | Alliance Bank [Member]
Total long-term debt	0	236,755
Commercial Loan [Member] | Firstar Bank [Member]
Total long-term debt	0	245,217
Auto Loan [Member] | Firstar Bank [Member]
Total long-term debt	0	16,839
Auto Loan [Member] | Ally Bank [Member]
Total long-term debt	0	23,012
Tractor Loan [Member] | Tab Bank [Member]
Total long-term debt	$ 0	$ 118,332